Shareholder Fees - Class A - Thrivent Aggressive Allocation Fund - Class A	Feb. 28, 2021
Shareholder Fees:
Maximum Sales Charge (load) Imposed On Purchases (as a % of offering price)	4.50%
Maximum Deferred Sales Charge (load) (as a percentage of the lower of the original purchase price or current net asset value)	1.00%	[1]

[1]	When you invest $1,000,000 or more, a deferred sales charge of 1% will apply to shares redeemed within one year.